Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock
Diluted net loss per share	$ (0.39)	$ (0.03)
Class B Common Stock
Diluted net loss per share	$ (0.39)	$ (0.03)